SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details Narrative ) - USD ($)				1 Months Ended								3 Months Ended	12 Months Ended		24 Months Ended
	Sep. 14, 2020	Aug. 12, 2019	Jul. 12, 2019	Dec. 17, 2020	Nov. 20, 2020	Oct. 30, 2020	Sep. 16, 2020	Mar. 27, 2020	Oct. 29, 2019	Jun. 29, 2019	Mar. 22, 2019	Mar. 27, 2021	Jun. 26, 2021	Jun. 27, 2020	Jul. 12, 2021
Conversion price	$ 0.20						$ 0.17
Convertible notes	$ 468,564												$ 32,744,770
Share price													$ 0.33
Secured convertible notes	$ 5,000,000												$ 6,723,954
Loss on Extinguishment of Debt													16,142,113	$ 43,800,931
Description of Note								Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date
Fair value of warrant issued													799,949
Issuance of subordinate voting share, amount													$ 28,885,912	50,193,938
Incremental advance								$ 100,000,000
Incremental replacement warrants issued, amount								135,000,000
Loss on extinguishment of debt								10,706,883
Amendment Description													This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-253980), which was initially declared effective by the Securities and Exchange Commission (“SEC”) on March 26, 2021, and the Registration Statement on Form S-1 (File No. 333-256912), which was initially declared effective by the SEC on July 16, 2021, is being filed to update certain information in the prospectus, including information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended June 26, 2021, which was filed with the SEC on September 24, 2021. Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus contained in this Post-Effective Amendment will be used as a combined prospectus in connection with the following registration statements: • the Registration Statement on Form S-1 (File No. 333-253980), which was initially declared effective by the SEC on March 26, 2021 (the “March Registration Statement”) and registered an aggregate of 344,138,422 Class B Subordinate Voting Shares, and • the Registration Statement on Form S-1 (File No. 333-256912), which was initially declared effective by the SEC on July 16, 2021 and registered an aggregate of 135,371,705 Class B Subordinate Voting Shares (the “July Registration Statement”). This Post-Effective Amendment is also being filed to (i) deregister 100,101,959 Class B Subordinate Voting Shares under the March Registration Statement, and (ii) deregister 69,482,634 Class B Subordinate Voting Shares under the July Registration Statement. As a result, this Post-Effective Amendment now covers the sale of an aggregate of 309,925,534 Class B Subordinate Voting Shares. No additional securities are being registered under this Post-Effective Amendment. The registration fees for the securities included in this Post-Effective Amendment were paid in connection with the original registration of such shares.
Warrants exercise price						$ 0.20	0.20						$ 0.60
Warrants exercisable, per share													$ 0.34
GGP [Member]
Loss on Extinguishment of Debt													$ (10,129,655)
November 1, 2020 [Member]
Amount of borrowing under convertible facility													$ 8,000,000
Loss on Extinguishment of Debt												$ 943,706
MM CAN USA [Member]
Secured convertible notes											$ 250,000,000
Description of Note											All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Proceeds from convertible debt											$ 100,000,000
GGP [Member]
Exercise price	$ 0.20	$ 2.95
Conversion price	$ 0.200	$ 1.28
Secured convertible notes	$ 5,000,000							$ 187,500			$ 250,000,000
Loss on Extinguishment of Debt		$ 31,816,659
Description of Note	The conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share.							Company agreed to pay GGP 10% of the existing Notes outstanding prior to Tranche 4, including paid-in-kind interest accrued on such Notes (the “Existing Notes”), or $163,997,255, as a restatement fee (the “Restatement Fee”), of which the first 50% of the Restatement Fee was paid through the issuance of additional Notes in an aggregate principal amount equal to $8,199,863 at a conversion price of $0.26 (the “Restatement Fee Notes”). The remaining 50% of the Restatement Fee, or $8,199,863, will be due upon each Incremental Advance on a pro-rata basis of $87,500,000			The Company may force the conversion of up to 75% of the then outstanding Notes if the volume weighted average price (“VWAP”) of the Subordinate Voting Shares (converted to U.S. dollars) is at least $8.00 for any 20 consecutive trading day period, at a conversion price per Subordinate Voting Share equal to $8.00. If 75% of the then outstanding Notes are converted by the Company, the term of the remaining 25% of the then outstanding Notes will be extended by 12 months (if such extended period is longer than the maturity date of such Notes), subject to an outside date of 48 months from the Closing Date.
Warrant Issued	25,000,000
Cancelled Shares	1,080,255
Warrants replaced	16,875,001
Withdrawal of money		12,500,000,000
Shares Issued for Debt Issuance Costs		18,750,000
Advance fees, percentage								1.50%
Tranche 4 [Member]
Conversion price													$ 47,100,000
Principal amount													$ 168,100,000
Share price													$ 0.17
Warrant outstanding													16,800,000
Number of share exchanged													41,967,832
Warrant Issued													2,160,507
Description Of Amendments								The maximum funding capacity under the Convertible Facility, as amended on March 27, 2020 is $285,000,000 of which $135,000,000 had been drawn down in prior tranches. The final $25,000,000 is subject to acceptance by the Company
Withdrawal of money		75,000,000						$ 150,000,000	$ 115,000,000
Shares Issued for Debt Issuance Costs													$ 937,127
Amendment Description													Upon funding of the Tranche 4 Advance in the amount of $12,500,000 on March 27, 2020, the Company issued 48,076,923 Warrants with an exercise price of $0.26, representing 100% coverage of the Tranche 4 Advance. Additionally, in accordance with the Third Amendment, the Company cancelled 2,700,628 of the 21,605,061 Existing Warrants issued under Tranche 1, Tranche 2 and Tranche 3 and reissued 32,451,923 Replacement Warrants with an exercise price per share equal to $0.26. Upon funding of the Tranche 4 Advance on March 27, 2020, the conversion price for $20,499,657 of the convertible notes, representing 12.5% of each under Tranche 1, Tranche 2 and Tranche 3 was amended to $0.26 per Subordinate Voting Share. Upon funding of the incremental advance in the amount of $2,500,000 on April 24, 2020, the Company issued 9,615,385 warrants with an exercise price of $0.26. In addition, 540,128 Existing Warrants were cancelled and replaced with 6,490,385 warrants with an exercise price of $0.26 in accordance with the Third Amendment
Warrants exercise price				$ 0.18									$ 0.16
Tranche 4 [Member] | Minimum [Member]
Exercise price								$ 0.20
Tranche 4 [Member] | Maximum [Member]
Exercise price								$ 0.40
Tranche 3 [Member]
Exercise price			$ 3.16
Warrant Issued															3,708,772
Additional Warrant Issued															$ 107,142,100
Exercise price of additional warrant issued			1.17
Withdrawal of money		$ 50,000,000							$ 10,000,000
Warrants exercise price					$ 0.17
Tranche 2 [Member]
Exercise price			$ 1.01
Warrant Issued			2,967,708
Additional Warrant Issued			$ 85,733,600
Exercise price of additional warrant issued			$ 3.65
Withdrawal of money			$ 2,500,000,000
Warrants exercise price							$ 0.17
Tranche 1 [Member]
Exercise price											$ 3.72
Warrant Issued											10,086,066
Additional Warrant Issued											$ 42,913,752
Exercise price of additional warrant issued											$ 4.29
Fair value of warrant issued										$ 7,548,720
Financing fees										$ 2,276,757
Issuance of subordinate voting share, shares										1,748,251
Issuance of subordinate voting share, amount										$ 3,979,119
Withdrawal of money													$ 165,000,000	$ 150,000,000
Senior Secured Credit Facility [Member] | Warrants [Member]
Warrant cancelled													32,451,923
Warrants exercisable, per share													$ 0.26
Senior Secured Credit Facility [Member] | Warrants1 [Member]
Warrant cancelled													6,490,385
Warrants exercisable, per share													$ 0.26
Senior Secured Credit Facility [Member] | Warrants2 [Member]
Warrant cancelled													16,875,000
Warrants exercisable, per share													$ 0.20
Senior Secured Credit Facility [Member] | Warrants3 [Member]
Warrant cancelled													41,967,832
Warrants exercisable, per share													$ 0.16